CAPITAL MANAGEMENT - Capital structure (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
CAPITAL MANAGEMENT
Short-term debts amount	Rp 4,043	Rp 2,289
Long-term debts amount	40,039	33,183
Total debts amount	44,082	35,472
Equity attributable to owners of the parent company amount	98,739	92,467
Total amount	Rp 142,821	Rp 127,939
Short-term debts portion (as a percent)	2.83%	1.79%
Long-term debts portion (as a percent)	28.04%	25.94%
Total debts portion (as a percent)	30.87%	27.73%
Equity attributable to owners of the parent company portion (as a percent)	69.13%	72.27%
Total portion (as a percent)	100.00%	100.00%